Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
14.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiary in Hong Kong is subject to Hong Kong’s two-tiered profits tax regime, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. Additionally, the Company’s subsidiary in Hong Kong may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company's subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax Law (the "EIT Law"), which was effective since January 1, 2008.

Pursuant to Caishui [2022] No. 13, Caishui [2023] No. 6 and Caishui [2023] No. 12, for qualifying Small-Scale Enterprises (“SSE”), any part of their annual taxable income below RMB3 million is eligible for a 75% reduction from January 1, 2023 to December 31, 2027 with the reduced CIT rate of 20%. The Company’s PRC subsidiaries are generally subject to statutory income tax rate of 25% except for certain PRC subsidiaries qualifying as SSEs that are taxed at a preferential tax rate of 20%.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive (loss)/income are as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Current tax	19,420	16,016	9,159	1,310
Non-PRC	—	—	85	12
PRC	19,420	16,016	9,074	1,298
Deferred tax	—	—	—	—
Total	19,420	16,016	9,159	1,310

The Group's (loss)/income before income taxes by jurisdiction consisted of:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Non-PRC	102,245	71,026	(19,550)	(2,795)
PRC	(174,104)	249,389	260,405	37,237
Total	(71,859)	320,415	240,855	34,442

14.
INCOME TAXES (CONTINUED)

The reconciliation of the income tax expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023			2024			2025
	RMB	Percent		RMB	Percent		RMB	US$	Percent
	(in thousands)
PRC statutory tax rate	(17,965)	25.0%		80,104	25.0%		60,215	8,612	25.0%
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and PRC	13,051	(18.2%	)	14,053	4.4%		(17,781)	(2,543)	(7.4%	)
Hong Kong
Non-taxable income	(38,615)	53.7%		(34,602)	(10.8%	)	—	—	—
Change in valuation allowance	—	—		—	—		3,078	440	1.3%
Other	—	—		—	—		(1,855)	(265)	(0.8%	)
Singapore
Change in valuation allowance	—	—		—	—		6,604	944	2.7%
Other	—	—		—	—		(2,076)	(297)	(0.9%	)
United Arab Emirates
Change in valuation allowance	—	—		—	—		6,281	898	2.6%
Other	—	—		—	—		(6)	(1)	0.0%
Saudi Arabia
Change in valuation allowance	—	—		—	—		10,617	1,518	4.4%
Other	—	—		—	—		85	12	0.0%
Other foreign jurisdictions	3	0.0%		2,793	0.9%		26	4	0.0%
Changes in valuation allowances	(34,680)	48.3%		(89,023)	(27.8%	)	(99,126)	(14,175)	(41.2%	)
Non-taxable or non-deductible items
SBC expense	34,161	(47.5%	)	29,623	9.2%		19,609	2,804	8.1%
Expenses without qualified invoices	44,270	(61.6%	)	—	—		—	—	—
Foreign exchange gain	(1,455)	2.0%		—	—		—	—	—
Other	(444)	0.6%		1,803	0.6%		2,090	299	0.9%
Changes in unrecognized tax benefits	10,809	(15.0%	)	5,130	1.6%		—	—	—
Other adjustments
Statutory income/expense	10,017	(13.9%	)	—	—		5,148	736	2.1%
Tax losses expired	—	—		—	—		9,464	1,353	3.9%
FIN48 interest	—	—		9,139	2.9%		6,787	971	2.8%
Other	268	(0.4%	)	(3,004)	(0.9%	)	(1)	—	0.0%
Effective tax rate	19,420	(27.0%	)	16,016	5.0%		9,159	1,310	3.8%

*The amount of certain tax effects were below the materiality threshold for disclosure and therefore not presented individually. The use of a dash (—) in the table indicates that the individual adjustment is below the threshold and not disclosed separately.

14.
INCOME TAXES (CONTINUED)

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	354,839	390,457	55,835
Allowance for credit losses	2,710	2,699	386
Accrued expenses and other current liabilities	508	508	73
Government subsidies	25,861	24,267	3,470
Tax losses carried forward	2,813,116	2,740,726	391,918
Less: valuation allowances*	(2,840,719)	(2,768,200)	(395,847)
Total deferred tax assets, net	356,315	390,457	55,835
Deferred tax liabilities:
Operating lease right-of-use assets	(354,839)	(390,457)	(55,835)
Accelerated tax depreciation	(1,476)	—	—
Total deferred tax liabilities, net	(356,315)	(390,457)	(55,835)
Deferred tax assets/liabilities, net	—	—	—

* The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized as of December 31, 2024 and 2025. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The tax losses in the PRC subsidiaries can be carried forward for five to ten years to offset future taxable income. As of December 31, 2025, the Group had tax losses of RMB10,969.2 million (US$1,568.6 million) in the PRC, which will expire between 2026 to 2030, if not utilized.

The unrecognized tax benefits of the Group as of December 31, 2023, 2024 and 2025 are as follows:

	As of December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Balance at beginning of the year	15,000	30,817	48,606	6,950
Additions	15,817	17,789	13,333	1,907
Decreases	—	—	(9,405)	(1,345)
Settlement	—	—	—	—
Balance at end of the year	30,817	48,606	52,534	7,512

As of December 31, 2023, 2024 and 2025, the Company had recorded unrecognized tax benefit of RMB30.8 million, RMB48.6 million and RMB52.5 million (US$7.5 million), of which nil, RMB9.4 million and RMB13.3 million (US$1.9 million), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. As of December 31, 2023, 2024 and 2025, there were RMB30.8 million, RMB39.2 million and RMB39.2 million (US$5.6 million) of unrecognized tax benefits that, if ultimately recognized, will impact the effective tax rate.

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. As of December 31, 2023, 2024 and 2025, the accumulated interest and penalties related to unrecognized tax benefits recorded by the Group were nil, RMB9.1 million and RMB15.9 million (US$2.3 million), respectively.

14.
INCOME TAXES (CONTINUED)

As of December 31, 2025, the tax years ended December 31, 2022 through period ended December 31, 2025 remain open to examination by the PRC tax authorities.